Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000042685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Emerging Markets Fund, Institutional Class
C000042684
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Emerging Markets Fund, Investor Class
Without Sales Load [Member] | C000042685
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%		7.37%	4.18%
Without Sales Load [Member] | C000042684
Average Annual Return [Line Items]
Average Annual Return, Percent	30.57%		7.11%	3.93%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	26.05%		5.75%	4.02%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	26.05%		5.75%	4.02%
MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return, Percent	26.54%		6.15%	4.41%
MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return, Percent	26.54%		6.15%	4.41%